Related Parties - Schedule of Investment Management Fees Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivable, net	$ 23,755	$ 32,743	$ 27,103
GROZ | Management fees receivable | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	48	73	145
GREC II | Management fees receivable | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	943	5,885	1,484
GREC II | Administrative fee receivable | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	1,166	3,901	5,320
GREC II | Administrative fee, revenue | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	900	1,800	3,100
GREC II | Capitalized labor costs | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	$ 300	$ 2,100	$ 2,200